Annual Fund Operating Expenses - Federated Hermes International Small-Mid Company Fund	Jan. 31, 2021
A
Operating Expenses:
Management Fee	0.90%	[1]
Distribution (12b-1) Fee	none	[1],[2]
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.70%	[1]
Fee Waivers and/or Expense Reimbursements	(0.46%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%
C
Operating Expenses:
Management Fee	0.90%	[1]
Distribution (12b-1) Fee	0.75%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	2.45%	[1]
Fee Waivers and/or Expense Reimbursements	(0.46%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.99%
IS
Operating Expenses:
Management Fee	0.90%	[1]
Distribution (12b-1) Fee	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.44%	[1]
Fee Waivers and/or Expense Reimbursements	(0.45%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%

[1]	The Management Fee, Total Annual Fund Operating Expenses, and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund. In addition, for the Fund’s A class only, the Distribution (12b-1) Fee and Other Expenses have been restated to reflect the reduction to a dormant plan in the stated Distribution (12b-1) Fee and to incur and pay a shareholder services/account administration fee.
[2]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective March 1, 2020, total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.